Loans - Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)		Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)		Mar. 31, 2026 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	₨ 535,829.3		$ 5,710.7		₨ 457,346.5		₨ 365,164.5
Allowance for credit losses on PCD Loans at acquisition	0.0		0.0		0.0		39,415.2
Write-offs	(157,489.4)		(1,678.5)		(149,389.6)		(128,987.2)
Net allowance for credit losses	215,969.0	[1]	2,301.7	[1]	227,872.4	[2]	181,754.0	[3]
Allowance for credit losses, end of the period	594,308.9		$ 6,333.9		535,829.3		457,346.5
Allowance for credit losses:
Allowance individually evaluated for impairment	51,387.7				61,894.0		71,735.4		$ 547.7
Allowance collectively evaluated for impairment	542,921.2				473,935.3		385,611.1		5,786.2
Loans:
Loans individually evaluated for impairment	61,684.2				94,500.6		110,714.5		657.4
Loans collectively evaluated for impairment	31,526,511.2				28,544,310.5		26,682,332.9		$ 335,996.1
Auto loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	37,447.6				29,948.9		33,835.5
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0		0.0
Write-offs	(11,024.3)				(9,586.7)		(8,648.1)
Net allowance for credit losses	14,590.0	[1]			17,085.4	[2]	4,761.5	[3]
Allowance for credit losses, end of the period	41,013.3				37,447.6		29,948.9
Allowance for credit losses:
Allowance individually evaluated for impairment	0.9				3.0		8.0
Allowance collectively evaluated for impairment	41,012.4				37,444.6		29,940.9
Loans:
Loans individually evaluated for impairment	0.9				3.5		8.0
Loans collectively evaluated for impairment	1,685,704.4				1,550,903.9		1,378,515.1
Personal loans/Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	135,769.7				116,999.6		99,634.4
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0		0.0
Write-offs	(96,751.1)				(95,746.2)		(74,794.1)
Net allowance for credit losses	124,480.0	[1]			114,516.3	[2]	92,159.3	[3]
Allowance for credit losses, end of the period	163,498.6				135,769.7		116,999.6
Allowance for credit losses:
Allowance individually evaluated for impairment	1.1				0.0		1.0
Allowance collectively evaluated for impairment	163,497.5				135,769.7		116,998.6
Loans:
Loans individually evaluated for impairment	2.6				0.0		1.0
Loans collectively evaluated for impairment	3,625,815.6				3,426,193.3		3,119,245.7
Retail business banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	97,669.1				75,300.5		63,974.8
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0		0.0
Write-offs	(2,201.0)				(2,061.0)		(1,630.1)
Net allowance for credit losses	24,080.6	[1]			24,429.6	[2]	12,955.8	[3]
Allowance for credit losses, end of the period	119,548.7				97,669.1		75,300.5
Allowance for credit losses:
Allowance individually evaluated for impairment	432.0				2,691.1		2,498.3
Allowance collectively evaluated for impairment	119,116.7				94,978.0		72,802.2
Loans:
Loans individually evaluated for impairment	432.0				3,087.8		2,924.9
Loans collectively evaluated for impairment	5,936,652.5				4,964,602.2		4,204,911.3
Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	38,049.2				32,096.1		31,130.6
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0		0.0
Write-offs	(18,054.0)				(14,270.3)		(9,796.1)
Net allowance for credit losses	20,121.7	[1]			20,223.4	[2]	10,761.6	[3]
Allowance for credit losses, end of the period	40,116.9				38,049.2		32,096.1
Allowance for credit losses:
Allowance individually evaluated for impairment	131.6				281.1		184.4
Allowance collectively evaluated for impairment	39,985.3				37,768.1		31,911.7
Loans:
Loans individually evaluated for impairment	131.9				426.5		184.4
Loans collectively evaluated for impairment	2,054,633.5				1,861,767.1		1,619,418.5
Housing loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	15,520.9				9,906.8		3,269.9
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0		2,927.9
Write-offs	(5,811.3)				(3,676.7)		(12,013.2)
Net allowance for credit losses	11,078.3	[1]			9,290.8	[2]	15,722.2	[3]
Allowance for credit losses, end of the period	20,787.9				15,520.9		9,906.8
Allowance for credit losses:
Allowance individually evaluated for impairment	6.8				0.6		0.0
Allowance collectively evaluated for impairment	20,781.1				15,520.3		9,906.8
Loans:
Loans individually evaluated for impairment	19.1				1.9		0.0
Loans collectively evaluated for impairment	7,464,980.3				7,141,177.1		6,993,168.0
Other retail
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	111,682.5				80,453.8		72,012.4
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0		0.0
Write-offs	(23,499.9)				(19,849.5)		(18,530.4)
Net allowance for credit losses	29,175.1	[1]			51,078.2	[2]	26,971.8	[3]
Allowance for credit losses, end of the period	117,357.7				111,682.5		80,453.8
Allowance for credit losses:
Allowance individually evaluated for impairment	124.3				532.7		156.8
Allowance collectively evaluated for impairment	117,233.4				111,149.8		80,297.0
Loans:
Loans individually evaluated for impairment	124.2				533.4		156.8
Loans collectively evaluated for impairment	2,812,946.2				2,582,868.7		2,271,874.4
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	99,690.3				112,640.8		61,306.9
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0		36,487.3
Write-offs	(147.8)				(4,199.2)		(3,575.2)
Net allowance for credit losses	(7,556.7)	[1]			(8,751.3)	[2]	18,421.8	[3]
Allowance for credit losses, end of the period	91,985.8				99,690.3		112,640.8
Allowance for credit losses:
Allowance individually evaluated for impairment	50,691.0				58,385.5		68,886.9
Allowance collectively evaluated for impairment	41,294.8				41,304.8		43,753.9
Loans:
Loans individually evaluated for impairment	60,973.5				90,447.5		107,439.4
Loans collectively evaluated for impairment	₨ 7,945,778.7				₨ 7,016,798.2		₨ 7,095,199.9

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs. 47,696.8 million (US$ 508.3 million). Recoveries from retail loans is Rs. 44,707.4 million (US$ 476.5 million) and from wholesale loans is Rs. 2,989.4 million, (US$ 31.8 million).
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs. 46,492.3 million (US$ 544.3 million). Recoveries from retail loans is Rs. 46,314.2 million and from wholesale loans is Rs. 178.1 million.
[3]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs. 48,690.9 million. Recoveries from retail loans is Rs. 44,432.2 million and from wholesale loans is Rs. 4,258.7 million.